SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)					12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Feb. 22, 2024	Dec. 06, 2021	Dec. 31, 2023	Dec. 31, 2022
Shares issued during period, new issue						192,500
Cash, FDIC Insured Amount					$ 250,000
Excess of FDIC insurance limit					586,013	$ 0
Allowance for credit losses					0	0
Depreciation					6,502
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					6,503
Revenues					3,668,926
Net loss of non-controlling interest					227,061	(294,411)
Net loss of non-controlling interest					$ (227,061)	$ 294,411
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities					114,000	0
Warrant [Member]
Antidilutive securities					15,978	70,000
Customers Via Website [Member]
Revenues					$ 3,668,926	$ 0
Subsequent Event [Member]
Reverse stock split	1-for-10	1-for-10	the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Rollover Agreement [Member] | MGO Team LLC [Member]
Non-controlling interest, percentage				11.82%
Shares issued during period, new issue				881,800